Leases - Other Lease Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities: [Abstract]
Payments on operating leases included in operating cash flows	$ 8,322	$ 7,375
Interest payments under finance lease obligations included in operating cash flows	20	25
Principal payments under finance lease obligations included in financing cash flows	209	162
Right-of-Use Assets Obtained in Exchange for New Lease Liabilities (Non-Cash): [Abstract]
Operating leases	10,633	625
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	$ 353	$ 0